Accounts Receivable, Net - Schedule of Movement of Allowances for Expected Credit Loss (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Movement of Allowances for Expected Credit Loss [Abstract]
Balance at beginning of the year	$ (14,237)	$ (25,676)
(Provision)/reversal of provision	(6,909)	11,439
Ending balance	$ (21,146)	$ (14,237)